COMMITMENTS AND CONTINGENCIES (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
10.	COMMITMENTS AND CONTINGENCIES

As of March 31, 2021 and December 31, 2020, the Company had the following commitments to fund various senior term loans, equipment loans and bridge loans.

	As of March 31, 2021	As of December 31, 2020

Total original loan commitments	$130,684,459	$107,292,176
Less: drawn commitments	(97,214,795)	(87,467,057)
Total undrawn commitments	$33,469,664	$19,825,119

The Company from time to time may be a party to litigation in the normal course of business. As of March 31, 2021, the Company is not aware of any legal claims that could materially impact its business, financial condition or results of operations.

We provide loans to established companies operating in the cannabis industry which involves significant risks, including the risk of strict enforcement of federal laws regarding the federal illegality of cannabis, and lack liquidity, and we could lose all or part of any of our investments.

Our ability to grow or maintain our business depends on state laws pertaining to the cannabis industry. New laws that are adverse to our portfolio companies may be enacted, and current favorable state or national laws or enforcement guidelines relating to cultivation, production and distribution of cannabis may be modified or eliminated in the future, which would impede our ability to grow and could materially adversely affect our business.

Management’s plan to mitigate risks include monitoring the legal landscape as deemed appropriate.  Also, should a loan default or otherwise be seized, the Company may be prohibited from owning cannabis assets and thus could not take possession of collateral, in which case the Company would look to sell the loan, which could result in the Company realizing a loss on the transaction.

10.	COMMITMENTS AND CONTINGENCIES

The spread of a novel strain of coronavirus (“COVID-19”) has caused significant business disruptions in the United States beginning in the first quarter of 2020 and has resulted in governmental authorities implementing numerous measures to try to contain the virus, such as quarantines, shelter-in-place or total lock-down orders and business imitations and shutdowns (subject to exceptions for certain “essential” operations and businesses). Over the course of the COVID-19 pandemic, medical cannabis companies have been deemed “essential” by 29 states administering shelter-in-place orders and adult use cannabis has been deemed “essential” in eight of those states. Consequently, the impact of the COVID-19 pandemic and the related regulatory and private sector response on our financial and operating results for the period ended December 31, 2020 was somewhat mitigated as all of our borrowers were permitted to continue to operate during this pandemic. Regardless, the full extent of the economic impact of the business disruptions caused by COVID-19 is uncertain. The outbreak of COVID-19 has severely impacted global economic activity and caused significant volatility and negative pressure in financial markets. The global impact of the outbreak has been rapidly evolving, and many countries, including the United States, have reacted by instituting quarantines, mandating business and school closures and restricting travel. As a result, the COVID-19 pandemic is negatively impacting almost every industry directly or indirectly, including the regulated cannabis industry. Although some of these measures have been lifted or scaled back, a recent resurgence of COVID-19 in certain parts of the world, including the United States, has resulted in the re-imposition of certain restrictions and may lead to more restrictions to reduce the spread of COVID-19. The extent of any effect that these disruptions may have on the operations and financial performance of the Company will depend on future developments, including possible impacts on the performance of the Company’s loans, general business activity, and ability to generate revenue, which cannot be determined.

As of December 31, 2020, the Company had the following commitments to fund various senior term loans, equipment loans and bridge loans.

As of December 31, 2020
Total original loan commitments	$107,292,176
Less: drawn commitments	(87,467,057)
Total undrawn commitments	$19,825,119

At December 31, 2020, the Company had executed $38.5 million in non-binding term sheets with various prospective borrowers. Subsequent to year end, the Company executed an additional $49.5 million in non-binding term sheets and a syndication commitment letter with various prospective borrowers. Included in these amounts is an approximately $46.2 million term sheet with a prospective borrower where the credit facility will be syndicated to an affiliate of the Company. The Company’s portion of the syndication is $22.0 million and is included in the $38.5 million of non-binding term sheets at December 31, 2020. AFC Management is serving as the manager of the syndication and is expected to serve as the agent for the loan.

The Company from time to time may be a party to litigation in the normal course of business. As of December 31, 2020, the Company is not aware of any legal claims that could materially impact its business, financial condition or results of operations.

We provide loans to established companies operating in the cannabis industry which involves significant risks, including the risk of strict enforcement of federal laws regarding the federal illegality of cannabis, and lack liquidity, and we could lose all or part of any of our investments.

Our ability to grow or maintain our business depends on state laws pertaining to the cannabis industry. New laws that are adverse to our portfolio companies may be enacted, and current favorable state or national laws or enforcement guidelines relating to cultivation, production and distribution of cannabis may be modified or eliminated in the future, which would impede our ability to grow and could materially adversely affect our business.

Management’s plan to mitigate risks include monitoring the legal landscape as deemed appropriate. Also, should a loan default or otherwise be seized, the Company may be prohibited from owning cannabis assets and thus could not take possession of collateral, in which case the Company would look to sell the loan, which could result in the Company realizing a loss on the transaction.